Embedded Derivatives - Schedule of Movement of Embedded Derivatives (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning		$ 170,044
Balance at ending	$ 170,044	179,212
Embedded Derivative [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at beginning	1,951	1,921
Change in fair value during the year	(30)	(612)
Balance at ending	$ 1,921	$ 1,309